Revenue Recognition - Disaggregation of Revenue (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	100.00%	100.00%	100.00%
Consumer and technology
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	36.00%	12.00%	19.00%
Food And Nutrition
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	25.00%	35.00%	39.00%
Industrial And Environment
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	16.00%	29.00%	13.00%
Agriculture
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	8.00%	13.00%	18.00%
Pharma and Biotech
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	8.00%	2.00%	2.00%
Government and Defense
Disaggregation Of Revenue [Line Items]
Total Foundry revenue	7.00%	9.00%	9.00%